UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment:         |_|; Amendment Number:

This Amendment (Check only one): |__| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Emerging Sovereign Group LLC

Address:    520 Madison Avenue, 41st Floor
            New York, New York 10022

13F File Number: 028-13702

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       J. Kevin Kenny, Jr.
Title:      Authorized Signatory
Phone:      (212) 984-5761

Signature, Place and Date of Signing:


/s/ J. Kevin Kenny, Jr.              New York, NY              February 14, 2012
-----------------------              ------------              -----------------
      [Signature]                    [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 13

Form 13F Information Table Value Total: $209,097
                                        (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2011
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL   DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------    -----      -------   -------   --- ----   ----------  -----    ----      ------ ----
ARCOS DORADOS HOLDINGS INC    SHS CLASS -A-    G0457F107  10,544       513,600 SH         Sole        None       513,600
BAIDU INC                     SPON ADR REP A   056752108  36,664       314,791 SH         Sole        None       314,791
CENTRAL EUROPEAN MEDIA ENTRP     CL A NEW      G20045202     181        27,820 SH         Sole        None        27,820
COGNIZANT TECHNOLOGY SOLUTIO       CL A        192446102  20,547       319,505 SH         Sole        None       319,505
GOOGLE INC                         CL A        38259P508  13,382        20,719 SH         Sole        None        20,719
HISOFT TECHNOLOGY INTL LTD    SPONSORED ADR    43358R108  18,311     1,983,811 SH         Sole        None     1,983,811
MASTERCARD INC                     CL A        57636Q104  26,223        70,367 SH         Sole        None        70,367
NEW ORIENTAL ED & TECH GRP I     SPON ADR      647581107  17,103       711,149 SH         Sole        None       711,149
PRICELINE COM INC                COM NEW       741503403  27,987        59,839 SH         Sole        None        59,839
SINA CORP                          ORD         G81477104  16,740       321,922 SH         Sole        None       321,922
VANCEINFO TECHNOLOGIES INC         ADR         921564100   8,274       912,198 SH         Sole        None       912,198
YAHOO INC                          COM         984332106  12,929       801,526 SH         Sole        None       801,526
YANDEX N V                     SHS CLASS A     N97284108     212        10,750 SH         Sole        None        10,750

SK 03999 0010 1257515